Provisions for expected credit losses/impairment charges - Total write-offs net of recoveries to average loans (Details)	Sep. 30, 2021	Sep. 30, 2020
Provisions for expected credit losses/impairment charges
Total write-offs net of recoveries to average loans	0.08%	0.14%
Housing
Provisions for expected credit losses/impairment charges
Total write-offs net of recoveries to average loans	0.01%	0.02%
Personal
Provisions for expected credit losses/impairment charges
Total write-offs net of recoveries to average loans	1.46%	2.75%
Business
Provisions for expected credit losses/impairment charges
Total write-offs net of recoveries to average loans	0.15%	0.15%